Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Line Items]
Income Taxes

Note 8: Income Taxes

There were no current or deferred income taxes for the years ended December 31, 2024 and 2023.

The provision for income taxes differs from the amount obtained by applying the federal statutory income tax rate as follows:

	2024	2023
Federal taxes at statutory rate	21.00%	21.00%
State and local taxes, net of federal benefit	2.64%	0.93%
Nondeductible / nontaxable items	(13.05)%	(18.23)%
Valuation allowance	(10.59)%	(3.70)%
Effective income tax rate	0.00%	0.00%

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating losses	$616,910	$14,367
Stock-based compensation	39,439
Capitalized R&D expenses	206,222	8,925
Total deferred tax assets	862,571	23,292
Valuation allowance	(873,817)	(23,292)
Deferred income tax assets, net	$(11,246)	$—

Deferred tax liabilities:
Property and equipment	$38	$—
Start-up costs	11,208	—
Total deferred tax liability	11,246	—

Net deferred tax asset/(liability)	$—	$—

The Company regularly assesses the ability to realize deferred tax assets recorded based upon the weight of available evidence, including such factors as recent earnings history, and expected future taxable income on a jurisdiction-by-jurisdiction basis. In the event that the Company changes its determination as to the amount of realizable deferred tax assets, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made. Due to the uncertainty surrounding their realization, the Company has recorded a full valuation allowance against the net deferred tax assets. Accordingly, no deferred tax asset has been recorded on the balance sheets. The Company’s valuation allowance increased during 2024 and 2023 by $850,525 and $23,292, respectively, primarily due to the generation of net operating losses and the capitalization of research and development expenditures

As of December 31, 2024 and 2023, the Company has net operating loss carryforwards for federal income tax purposes of approximately $1,959,672 and $40,734, respectively, which do not expire and may be available to offset future income tax liabilities, but will generally limit the net operating loss deduction to the lesser of the net operating loss carryover or 80% of a corporation’s taxable income. As of December 31, 2024 and 2023, the Company’s state net operating loss carryforwards were $2,940,882 and $83,232 which may be available to offset future income tax liabilities and start to expire in 2043.

The Internal Revenue Code of 1986, as amended, imposes restrictions on the utilization of net operating losses in the event of an “ownership change” of a corporation. Accordingly, a Company’s ability to use net operating losses may be limited as prescribed under Internal Revenue Code Section 382 (“Section 382”). Events which may cause limitations in the amount of the net operating losses that the Company may use in any one year include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period. Utilization of the federal and state net operating losses may be subject to substantial annual limitation due to the ownership change limitations provided by the Section 382 and similar state provision.

The Company files income tax returns in the U.S. federal and various state jurisdictions with varying statutes of limitations.

Surfside Acquisition Inc.
Income Tax Disclosure [Line Items]
Income Taxes

Note 4. Income Taxes

As of June 30, 2025 and December 31, 2024, the Company has approximately $37,500 and $32,500, respectively in gross deferred tax assets resulting from net operating loss carry-forwards of $179,000 and $155,000, respectively available to offset future taxable income through 2041 subject to the change in ownership provisions under IRC 382. A valuation allowance has been recorded to fully offset these deferred tax assets because the Company’s management believes future realization of the related tax benefits is uncertain.

The difference between the tax provision at the statutory federal income tax rate on June 30, 2025, and December 31, 2024, and the tax provisions attributable to loss before income taxes is as follows:

	June 30,	December 31,
	2025	2024

Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	—	—

Note 4. Income Taxes

As of December 31, 2024 and 2023, the Company has approximately $32,500 and $23,100 in gross deferred tax assets resulting from net operating loss carry-forwards of $155,000 and $110,000, respectively, available to offset future taxable income through 2041 subject to the change in ownership provisions under IRC 382. A valuation allowance has been recorded to fully offset these deferred tax assets because the Company’s management believes future realization of the related tax benefits is uncertain.

The difference between the tax provision at the statutory federal income tax rate on December 31, 2024 and 2023, and the tax provisions attributable to loss before income taxes is as follows:

	2024	2023
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	—	—